Average Annual Total Returns{- Fidelity Michigan Municipal Income Fund} - 12.31 Fidelity Michigan Municipal Funds Combo PRO-11 - Fidelity Michigan Municipal Income Fund	Fidelity Michigan Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Michigan Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Michigan Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Michigan Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Michigan Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Michigan Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB032 Past 1 year	LB032 Past 5 years	LB032 Past 10 years
Total	1.54%	4.03%	3.58%	1.43%	3.93%	3.50%	1.85%	3.67%	3.42%	1.52%	4.17%	3.72%	1.45%	4.39%	3.98%